91-539

For Internal Use Only
Sec File No. 9- [redacted]

05060514

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | July 31, 2004 |
| Estimated average burden hours per response...... | 2.00 |

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 27 2005
DIVISION OF MARKET REGULATION

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: Philadelphia Stock Exchange INC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Clearinghouse
3. Class of New Derivative Securities Product: Option
4. Name of Underlying Instrument: KBW Regional Banking Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based: Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product: KRX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: NYSE NASDAQ
8. Settlement Methodology of New Derivative Securities Product: A.M.
9. Position Limits of New Derivative Securities Product (if applicable): 31,500

PROCESSED
AUG 01 2005
THOMSON
FINANCIAL

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Daniel Carrigan

Title: V.P. New Product Development

Telephone Number: 215-496-5017

Manual Signature of Official Responsible for Form: Daniel R. Carrigan

Date: 7/26/05

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JULY 27, 2005 |

SEC 2449 (6-01)

**Philadelphia Stock Exchange**

1900 Market Street
Philadelphia, PA 19103-3584
Telephone: 215-496-5000
www.phlx.com

PHLX
Since 1790

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 27 2005
DIVISION OF MARKET REGULATION

July 26, 2005

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Forms 19b-4(e) - Trading of Options on KBW Mortgage Finance Index and KBW Regional Banking Index

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies each of Form 19b-4(e) relating to the trading of options on each of the above captioned indexes.

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5208.

Very truly yours,

Carla Behnfeldt

Carla Behnfeldt
Director
Legal Department New Product Development Group

Enclosures
cc: Jonathan G. Katz, Esq.
Dan Carrigan
John Camperchioli

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 27, 2005 |